INCOME TAXES (Details 5) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation allowance and loss carry forwards
Decrease in the valuation allowance	735,773	2,035,788	1,379,408
Valuation allowance	921,751	1,657,524
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	0	0	0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	100,000
Period of statute of limitations for transfer pricing issues	10 years
PRC
Valuation allowance and loss carry forwards
Net tax loss carry forwards for PRC income tax purpose	17,623,772
Deferred tax assets of entities at cumulative losses
Valuation allowance and loss carry forwards
Valuation allowance	921,751